UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]       Amendment Number:  _________

Institutional Investment Manager Filing this Report:

Name:         Ascend Offshore Leveraged Fund, Ltd.
Address:      c/o Ascend Capital Limited Partnership
              600 Montgomery Street, 37th Floor
              San Francisco, CA 94111

Form 13F File Number: UNKNOWN

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Benjamin D. Slavet
Title:       Treasurer
Phone:       415-217-8304

Signature, Place, and Date of Signing:

/s/ Benjamin D. Slavet        San Francisco, California               02/11/2005
----------------------        -------------------------               ----------
      [Signature]                   [City, State]                       [Date]

Report Type:

         [ ]      13F HOLDINGS REPORT

         [X]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
028-10128                  Ascend Capital, LLC